UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     2/05/2004
----------------                     ------------                     ---------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           73
                                         -----------
Form 13F Information Table Value Total:     $124,808
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M COMPANY                     COM              88579y101     4231   49754 SH       Sole                 0    850  48904
ABBOTT LABORATORIES            COM              002824100      121    2600 SH       Sole                 0      0   2600
AGCO CORP COM                  COM              001084102      773   38400 SH       Sole             21000      0  17200
ALTRIA GROUP INC               COM              02209s103     1415   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      628   13026 SH       Sole                 0      0  13026
AMERICAN INTERNATIONAL GROUP I COM              026874107     5006   75527 SH       Sole                 0   1050  74277
APPLERA CORP COM CELERA GENOMI COM              038020202      331   23800 SH       Sole             15000      0   8500
ARCHER-DANIELS-MIDLAND CO      COM              039483102      615   40400 SH       Sole             23000      0  16900
ARMOR HLDGS INC COM            COM              042260109     3299  125398 SH       Sole                 0   2498 122900
BAKER HUGHES INC COM           COM              057224107      273    8500 SH       Sole              3000      0   5500
BANK OF AMER CORP              COM              060505104     1942   24150 SH       Sole                 0    625  23525
BRISTOL MYERS SQUIBB CO        COM              110122108     1238   43296 SH       Sole                 0      0  43296
CATERPILLAR INC                COM              149123101       25     300 SH       Sole                 0      0    300
CHEVRONTEXACO CORP             COM              166764100     2112   24446 SH       Sole                 0    450  23996
CISCO SYSTEMS INC              COM              17275r102     3093  127348 SH       Sole                 0      0 127348
CITIGROUP INC                  COM              172967101     3526   72641 SH       Sole                 0    950  71391
CLARUS CORP DEL                COM              182707109      175   24250 SH       Sole                 0      0  24250
COCA COLA CO                   COM              191216100     3789   74659 SH       Sole                 0   1450  73209
COLGATE PALMOLIVE CO           COM              194162103      453    9050 SH       Sole                 0      0   9050
COMCAST CORPORATION NEW SPL CL COM              20030n200     3513  112300 SH       Sole                 0   2100 110200
DEERE & CO COM                 COM              244199105      548    8418 SH       Sole                 0      0   8418
DELL COMPUTER CORP             COM              247025109     2689   79175 SH       Sole                 0   1800  77375
DOW CHEMICAL CO                COM              260543103      278    6678 SH       Sole                 0      0   6678
E I DU PONT DE NEMOURS & CO    COM              263534109      110    2400 SH       Sole                 0      0   2400
EMERSON ELECTRIC CO            COM              291011104      429    6626 SH       Sole                 0      0   6626
ENSCO INTL INC COM             COM              26874Q100      429   15800 SH       Sole              8000      0   7800
EQUITABLE RES INC COM          COM              294549100      208    4850 SH       Sole                 0      0   4850
EXXON MOBIL CORP               COM              30231g102     7375  179866 SH       Sole                 0   1900 177966
FOREST LABS INC COM            COM              345838106      266    4300 SH       Sole                 0      0   4300
GENERAL ELECTRIC CO            COM              369604103     7978  257537 SH       Sole                 0   2100 255437
GENERAL MILLS INC              COM              370334104      435    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORP COM        COM              370442105      945   17696 SH       Sole              5000      0  12596
GILLETTE CO                    COM              375766102     4171  113550 SH       Sole              8000   1900 103450
GLOBALSANTAFE CORP             COM              g3930e101      385   15500 SH       Sole              8000      0   7500
GOLDMAN SACHS GROUP INC        COM              38141g104       30     300 SH       Sole                 0      0    300
HOLLIS-EDEN PHARMACEUT COM     COM              435902101      482   43800 SH       Sole             18000      0  25800
HOME DEPOT INC                 COM              437076102     3015   84964 SH       Sole                 0   1450  83514
HONEYWELL INTL INC             COM              438516106     3213   96100 SH       Sole             17000   2150  76450
INTEL CORP                     COM              458140100     4149  128850 SH       Sole                 0   1500 127150
INTERNATIONAL BUSINESS MACHINE COM              459200101     1268   13682 SH       Sole                 0      0  13682
J P MORGAN CHASE & CO          COM              46625h100     1236   33660 SH       Sole                 0      0  33360
JOHNSON & JOHNSON              COM              478160104     3228   62494 SH       Sole                 0    950  61544
LONGWOOD INDUSTRIES **PRIVATE  COM                               0   25000 SH       Sole                 0      0  25000
MCCORMICK & CO INC NON-VOTING  COM              579780206     1422   47250 SH       Sole                 0   1250  46000
MCDONALDS CORP                 COM              580135101      658   26500 SH       Sole                 0      0  26500
MERCK & CO INC                 COM              589331107     6856  148406 SH       Sole              8500   1550 138156
MICROSOFT CORP                 COM              594918104     6372  231387 SH       Sole                 0   2400 228987
NORTHERN TRUST CORP            COM              665859104     1684   36275 SH       Sole                 0    750  35525
PEPSICO INC                    COM              713448108      751   16100 SH       Sole                 0      0  16100
PFIZER INC                     COM              717081103     5189  146885 SH       Sole                 0   2000 144885
PROCTER & GAMBLE CO            COM              742718109      320    3200 SH       Sole                 0      0   3200
ROWAN COS INC COM              COM              779382100      361   15600 SH       Sole              8000      0   7600
SCHERING PLOUGH CORP COM       COM              806605101      264   15200 SH       Sole                 0      0  15200
SCHLUMBERGER LTD               COM              806857108      736   13450 SH       Sole                 0      0  13450
SEALED AIR CORP NEW COM        COM              81211K100      693   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      372   10000 SH       Sole                 0      0  10000
TEXAS INSTRUMENTS INC          COM              882508104      685   23300 SH       Sole             13000      0  10200
TIME WARNER INC NEW            COM              887317105      421   23400 SH       Sole             13000      0  10200
UNITED TECHNOLOGIES CORP       COM              913017109     4313   45505 SH       Sole                 0    750  44755
UNIVISION COMMUNICATIONS INC C COM              914906102     2410   60718 SH       Sole                 0   1205  59513
VALUE LINE INC COM             COM              920437100     1835   36775 SH       Sole                 0    500  36275
VIACOM INC-CL B                COM              925524308      247    5561 SH       Sole                 0      0   5561
WAL-MART STORES INC            COM              931142103      634   11950 SH       Sole                 0      0  11950
WALT DISNEY CO HOLDING CO      COM              254687106     4548  194933 SH       Sole                 0   2800 192133
WEATHERFORD INTERNATIONAL LTD  COM              g95089101      252    7000 SH       Sole              4000      0   3000
WEYERHAEUSER CO COM            COM              962166104      502    7850 SH       Sole                 0      0   7850
WYETH COM                      COM              983024100      522   12300 SH       Sole                 0      0  12300
BP P L C SPONSORED ADR (FRM BP                  055622104      613   12425 SH       Sole                 0      0  12425
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      289    6200 SH       Sole                 0      0   6200
ROYAL DUTCH PETROLEUM CO NY RE                  780257804      433    8272 SH       Sole                 0      0   8272
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      180    2500 SH       Sole                 0      0   2500
OIL SERVICE HOLDRS                              678002106     1457   23500 SH       Sole                 0    600  22900
STANDARD & POORS DEPOSITARY RE                  78462f103      364    3275 SH       Sole                 0      0   3275


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